Property and Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,140,133	$ 1,107,626	$ 399,754
Less: accumulated depreciation	(245,166)	(121,219)	(9,909)
Property and equipment, net	894,967	986,407	389,845
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,807	2,807	2,807
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,606	15,606	15,606
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,705	43,705
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	450,374	422,318	140,056
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 627,641	623,190
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		43,705
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 623,190	$ 241,285